Trade and Other Payables - Schedule of Trade and Other Payables (Details) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Trade and other payables - Total
Trade payables	€ 32,753	€ 32,649		€ 19,053
Social security costs payables	3,581	2,949		4,217
Employee profit sharing	17	17		17
VAT payables	2	1		19
Taxes payables	487	286		241
Other payables	527	71		34
TOTAL	37,368	35,974		23,580
Trade and other payables - Current
Trade payables	32,753	32,649		19,053
Social security costs payables	3,581	2,949		4,217
Employee profit sharing	17	17		17
VAT payables	2	1		19
Taxes payables	487	286		241
Other payables	76	71		34
TOTAL	36,917	€ 35,974	[1]	€ 23,580	[1]
Trade and other payables - Non current
Other payables	450
TOTAL	€ 450

[1]	The Group applied IFRS 16 “Leases” from January 1, 2019 using the modified retrospective method, and therefore, the comparative information for 2017 and 2018 has not been restated. The impact of this application is presented in note 4.7.2 Application of the new IFRS 16 standard.